MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICY INFORMATION
MATERIAL ACCOUNTING POLICY INFORMATION
3.	MATERIAL ACCOUNTING POLICY INFORMATION

Mineral property interests

The acquisition costs of mineral properties are capitalized as exploration and evaluation interests on a project-by-project basis, pending determination of the technical feasibility and the commercial viability of the project. Acquisition costs include cash or shares paid, liabilities assumed, and associated legal costs paid to acquire the interest, whether by option, purchase, staking, or otherwise. Costs of investigation incurred before the Company has obtained the legal right to explore an area are recognized in profit or loss.

Exploration and evaluation expenditures relate to costs incurred in the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities include permitting; community engagement; researching and analyzing exploration data; conducting geological studies, exploratory drilling and sampling; examining and testing extraction and treatment methods; and evaluating the technical feasibility and commercial viability of extracting a mineral resource.

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Mineral property interests (continued)

Unless indicated otherwise in the mineral property interests accounting policy information, all exploration and evaluation expenditures are expensed.

The Company capitalizes expenditures relating to the construction of mine-related infrastructures to the exploration and evaluation asset to which they relate.

The Company records the proceeds from the initial sale of a royalty interest as a reduction in the carrying amount of the exploration and evaluation interest to which it relates, and does not recognize any gain or loss on such royalty interest transactions in the statement of loss until the consideration received is in excess of the carrying amount of the associated exploration and evaluation asset. When the Company exercises its contractual right to repurchase a royalty interest on one of its exploration and evaluation assets in contemplation of reselling it to a third party, the Company recognizes a gain on the repurchase and resale of the royalty interest in the statement of loss only when the resale transaction has closed.

When economically viable reserves and technical feasibility have been determined, final construction and operating permits have been issued, and the decision to proceed with development has been approved by the Board of Directors, the capitalized mineral property interest for that project and subsequent costs incurred for the development of that project are capitalized as mines under construction as a component of mine properties, property, plant and equipment once an impairment test has been completed. In order for production to occur, the Company must first obtain exploitation and other permits on such properties. Such permits are subject to the approval of the local government and government-controlled entities. Unless and until such permits are obtained, there can be no assurance that such permits will be obtained. As such, permits need to be obtained before costs are reclassified from exploration and evaluation interests to mines under construction.

The province of British Columbia has a Mineral Exploration Tax Credit (“METC”), whereby a company may receive a refundable tax credit of 20% or 30% for incurring qualified mineral exploration expenditures, for determining the existence, location, extent or quality of a mineral resource in the province of British Columbia. The Company recognizes METC as a reduction of exploration expenses in the period in which the qualifying expenditures are incurred. The amount ultimately recovered may be different from the amount initially recognized.

Interest on borrowings related to the construction and development of assets are capitalized until substantially all the activities required to make the asset ready for its intended use are complete. The costs of removing overburden to access ore are capitalized as pre-production stripping costs and classified as mineral property interests. Proceeds and related cost of sales associated with the sale of items produced while preparing the mineral properties and mines under construction for their intended use are recognized in profit or loss.

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Capital assets

Capital assets are recorded at cost less accumulated depreciation, with depreciation calculated on a declining-balance basis at an annual rate of 30% for computer hardware, 20% for equipment, and 100% for computer software. Buildings and structures are depreciated on a straight-line basis over 5 to 20 years. Leased assets and associated leasehold improvements are depreciated on a straight-line basis over the term of their respective leases.

Expenditures incurred after the assets have been put into operation, such as repairs and maintenance costs, are recognized as expense in the period the costs are incurred.

The remaining useful lives, residual values and depreciation methods are reviewed and adjusted, if appropriate, at each reporting period to ensure that the periods and method of depreciation are consistent with the expected pattern of economic benefits from the items of capital assets.

An item of capital assets is derecognized when either it has been disposed of or when it is permanently withdrawn from use and no future economic benefits are expected from its use or disposal. Any gains or losses arising on the retirement and disposal of an item of capital assets are included in profit or loss in the period of retirement or disposal.

Leases

Upon lease commencement, the Company recognizes a right-of-use asset, which is initially measured at the amount of the lease liability plus any direct costs incurred. The Company depreciates the right-of-use asset on a straight-line basis. If the ownership of the underlying asset is transferred to the Company, or the Company is reasonably certain to exercise a purchase option, the Company depreciates the right-of-use asset from the commencement date to the end of the useful life of the underlying asset. Otherwise, the Company depreciates the right-of-use asset from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

The Company also assesses the right-of-use asset for impairment when such indicators exist. The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease; if the implicit lease rate cannot be determined, the incremental borrowing rate is used. The incremental borrowing rate is the estimated rate that the Company would have to pay to borrow the same amount over a similar term, and with similar security to obtain an asset of equivalent value.

This rate is adjusted should the lessee entity have a different risk profile to that of the Company. Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised. Payments against the lease are then offset against the lease liability, with interest recorded as accretion expense in profit or loss. The lease liability is subsequently remeasured to reflect changes to the terms of the lease. Assets and liabilities are recognized for all leases unless the lease term is twelve months or less or the underlying asset has a low value.

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Impairment of long-lived assets

At the end of each reporting period, the Company’s long-lived assets are reviewed to determine whether there is any indication that those assets may be impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs of disposal and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an orderly transaction between market participants. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in profit or loss for the period. For an asset that does not generate largely independent cash flows, the recoverable amount is determined for the CGU to which the asset belongs.

When an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Financial instruments

Financial instruments are agreements between two parties that give rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Classification of financial assets and liabilities

The Company classifies its financial assets and liabilities in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets and liabilities at initial recognition.

The classification of financial assets is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition, the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has designated them at FVTPL. Directly attributable transaction costs are recognized in profit or loss as incurred. The fair value changes to financial liabilities at FVTPL are presented as follows: the amount of change in the fair value that is attributable to changes in the credit risk of the liability is presented in OCI; and the remaining amount of the change in the fair value is presented in profit or loss. The Company records the convertible debenture at FVTPL (Note 13).

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Financial instruments (continued)

(ii)	Measurement of financial assets and liabilities

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost using the effective interest rate method less any impairment. Interest is recorded as accretion expense in profit or loss.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value, with transaction costs recognized in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss in the period in which they arise. The Company continually assesses any contingent assets to ensure that developments are appropriately reflected in the financial statements. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements of the period in which the change occurs.

Financial assets at FVTOCI

Financial assets carried at FVTOCI are initially recorded at fair value, with transaction costs recognized in profit or loss. Unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTOCI are included in other comprehensive income or loss in the period in which they arise. On disposal, cumulative gains and losses of financial assets in other comprehensive income or loss are reclassified to profit and loss.

(iii)	Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. Regardless of whether credit risk has increased significantly, the loss allowance for trade receivables without a significant financing component classified at amortized cost are measured using the lifetime expected credit loss approach.

The Company shall recognize in the statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Financial instruments (continued)

(iv)	Equity instruments

A financial instrument is an equity instrument only if (a) the instrument includes no contractual obligation to deliver cash or another financial asset to another entity and (b) if the instrument will or may be settled in the issuer’s own equity instruments, it is either:

●	a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instruments; or
●	a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

Provision for closure and reclamation

The Company recognizes liabilities for legal or constructive obligations associated with the retirement of exploration and evaluation interests and capital assets. Insofar as the amount of the obligation can be measured with sufficient reliability, the net present value of future rehabilitation costs is capitalized to the related asset along with a corresponding increase in the rehabilitation provision in the period recognized.

The net present value of the rehabilitation obligation is calculated using a pre-tax discount rate that reflects the time value of money. Environmental monitoring and basic site-maintenance costs as part of a mining process that may impact the ultimate closure and rehabilitation activities are expensed in the period incurred.

The Company’s estimates of reclamation costs could change as a result of changes in regulatory requirements, infrastructure or technology, discount rates and estimates and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to the related assets with a corresponding entry to the rehabilitation provision. The increase in the provision due to the passage of time is recognized as accretion expense.

Share-based payments

Share-based payments to employees are measured at the fair value of the instruments issued on the date of grant and are amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received, or at the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest with the corresponding amount recorded to reserves.

Upon exercise of an equity instrument, the consideration received is recorded as capital stock, and any amounts previously recorded to reserves are reclassified to capital stock.

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Share-based payments (continued)

For share-based payments in which the terms of the arrangement provide the Company with a choice of whether to settle in cash or by issuing equity instruments, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the equity instrument is accounted for as a liability, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes to fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the choice of settlement in common shares has no commercial substance, or the Company has a past practice or a stated policy of settling in cash.

If no such obligation exists, the equity instrument is accounted for as equity settled share-based payment and is measured at the fair value on the date of grant. Upon settlement:

(a)	If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) as below.
(b)	If the Company elects to settle by issuing equity instruments, no further accounting is required other than the reclassification of the value of the equity instrument initially recognized in reserves to capital stock, except as noted in (c) below.
(c)	If the Company elects the settlement alternative with the higher fair value, as at the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of the equity instruments that would otherwise have been issued, or the difference between the fair value of the equity instruments issued and the amount of cash that would otherwise have been paid, whichever is applicable).

Loss per share

Basic earnings (loss) per share is calculated using the weighted average number of common shares outstanding during the year.

The Company uses the treasury stock method for calculating diluted loss per share. Under this method, the dilutive effect on loss per share is calculated on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds of such exercise would be used to purchase common shares at the average market price during the year. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options, warrants and similar instruments that would be anti-dilutive.

Share splits or share consolidations, where each common share in the capital of the Company is exchanged for a certain number (or fraction) of a new share in the capital of the Company, are accounted for retroactively once they have been enacted, in order to present comparable information.

Shares held in escrow, other than where their release is subject to the passage of time, are not included in the calculation of the weighted average number of common shares outstanding.

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Loss per share (continued)

Dilution from convertible debenture is calculated using the if-converted method, based on the number of common shares to be issued upon conversion of the convertible debenture, with a corresponding adjustment to net income for the after-tax interest expense related to the convertible debenture.

Flow-through shares

The Company has financed a portion of its exploration expenditures through the issuance of flow-through shares. Canadian income tax law permits the Company to transfer the tax deductibility of qualifying resource expenditures financed by such shares to the flow-through shareholders.

On issuance, the Company allocates the flow-through share proceeds to i) share capital, ii) warrants, if any, and iii) flow-through share premium, if any, using the residual value method. If investors pay a premium for the flow-through feature, it is recognized as a liability. Upon incurring qualifying expenditures, the Company reduces the liability and recognizes a flow-through share premium recovery. At the end of a period, the flow-through share premium liability consists of the portion of the premium on flow-through shares that corresponds to the portion of qualifying exploration expenditures that are expected to be properly incurred in the future.

Proceeds received from the issuance of flow-through shares are restricted to Canadian resource property exploration expenditures within a prescribed period. The portion of the proceeds received, but not yet expended at the year-end, is disclosed as the remaining commitment in Note 12.

The Company may also be subject to Part XII.6 tax on flow-through proceeds renounced under the Look-back Rule, in accordance with Government of Canada flow-through regulations. When applicable, this tax is accrued as a financial expense until paid.

Adoption of new accounting standards in 2023

The following amendments to existing standards have been adopted by the Company commencing January 1, 2023:

Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies

The Company adopted Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) from January 1, 2023. The amendments require the disclosure of 'material', rather than 'significant', accounting policies. Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policy information disclosed in Note 3 in certain instances.

3.	MATERIAL ACCOUNTING POLICY INFORMATION (continued)

Adoption of new accounting standards in 2023 (continued)

Amendments to IAS 1: Presentation of Financial Statements

In October 2022, the IASB issued amendments to IAS 1, Presentation of Financial Statements, titled Non-current liabilities with covenants. These amendments sought to improve the information that an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within 12 months after reporting period. These amendments to IAS 1 override but incorporate the previous amendments, Classification of liabilities as current or non-current, issued in January 2020, which clarified that liabilities are classified as either current or non-current depending on the rights that exist at the end of the reporting period. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period.

The Company retrospectively adopted these amendments to IAS 1 from January 1, 2022. The adoption of these amendments to IAS 1 had no material impact on the 2022 financial statements. Had the Company not adopted the amendments to IAS 1 in 2023, under the previous IAS 1 guidance, the convertible debenture would have been classified as a current liability as at December 31, 2023 as Management expects that the convertible debenture will be repaid during 2024 upon completion of project financing for the construction and development of the Eskay Creek project (Note 13). The amendments to IAS 1 eliminate the requirement to consider Management’s expectations of the timing and settlement of a liability when assessing the classification of a liability as current or non-current.

New standards and interpretations not yet adopted in 2023

Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangements

In May 2023, the IAS issued amendments to IAS 7, Statement of Cash flows, and IFRS 7, Financial Instruments Disclosures, to provide guidance on disclosures related to supplier finance arrangements that enable the users of financial statements to assess the effects of these arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk.

The Company adopted these amendments to IAS 7 and IFRS 7 effective January 1, 2024. The Company has entered into certain equipment supplier finance arrangements in 2024. Management is currently evaluating the disclosure required under these amendments to IAS 7 and IFRS 7 for the Company’s condensed interim consolidated financial statements as at and for the three months ended March 31, 2024.